Other Liabilities - Noncurrent (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Other Liabilities Disclosure [Abstract]
Accrued workers' compensation and general liability claims	$ 6,791	$ 7,348
Accrued payroll taxes	1,318	0
Deferred compensation	491	424
Other	1,157	540
Other liabilities, long-term	$ 9,757	$ 8,312